Segment Information - Components of Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenue from External Customer [Line Items]
Net revenues:		¥ 17,015,089	¥ 13,408,421	¥ 8,886,390
Cost and expenses:
Cost of revenues	$ (1,219,813)	(8,492,096)	(7,182,897)	(4,373,377)
Research and development		(1,095,031)	(760,644)	(346,144)
Sales and marketing	(386,513)	(2,690,824)	(1,812,262)	(1,467,376)
General and administrative	(219,380)	(1,527,282)	(640,023)	(422,005)
Total cost and expenses	(1,982,997)	(13,805,233)	(10,395,826)	(6,608,902)
Other operating income	49,534	344,843	253,697	156,764
Income from operations	510,602	3,554,699	3,266,292	2,434,252
Interest income	58,540	407,542	272,946	145,568
Interest expense	(11,292)	(78,611)	(56,503)
Impairment loss on long-term investments	(2,257)	(15,711)	(43,200)	(30,085)
Income tax expense	(126,950)	(883,801)	(699,648)	(445,001)
Share of income (loss) on equity method investments	(3,354)	(23,350)	48,660	39,729
Net income	$ 425,289	2,960,768	2,788,547	2,144,463
Momo Inc [Member]
Revenue from External Customer [Line Items]
Net revenues:		15,740,815	12,812,421	8,884,823
Cost and expenses:
Cost of revenues		(8,065,300)	(6,572,954)	(4,373,377)
Research and development		(797,471)	(614,064)	(346,144)
Sales and marketing		(1,521,511)	(1,269,493)	(1,457,658)
General and administrative		(641,269)	(472,057)	(417,866)
Total cost and expenses		(11,025,551)	(8,928,568)	(6,595,045)
Other operating income		323,444	252,458	156,764
Income from operations		5,038,708	4,136,311	2,446,542
Interest income		396,672	268,583	145,568
Interest expense		(78,611)	(56,503)
Impairment loss on long-term investments		(15,711)	(43,200)	(30,085)
Income tax expense		(917,265)	(716,729)	(445,001)
Share of income (loss) on equity method investments		(23,350)	48,660	39,729
Net income		4,400,443	3,637,122	2,156,753
Tantan Limited [Member]
Revenue from External Customer [Line Items]
Net revenues:		1,259,906	417,998
Cost and expenses:
Cost of revenues		(415,688)	(174,858)
Research and development		(297,560)	(146,580)
Sales and marketing		(1,162,912)	(520,161)
General and administrative		(851,099)	(121,887)
Total cost and expenses		(2,727,259)	(963,486)
Other operating income		0	173
Income from operations		(1,467,353)	(545,315)
Interest income		10,706	4,285
Interest expense		0
Impairment loss on long-term investments		0
Income tax expense		33,464	21,824
Share of income (loss) on equity method investments		0
Net income		(1,423,183)	(519,206)
Qool Inc [Member]
Revenue from External Customer [Line Items]
Net revenues:		14,368	178,002	1,567
Cost and expenses:
Cost of revenues		(11,108)	(435,085)
Research and development		0
Sales and marketing		(6,401)	(22,608)	(9,718)
General and administrative		(34,914)	(46,079)	(4,139)
Total cost and expenses		(52,423)	(503,772)	(13,857)
Other operating income		21,399	1,066	0
Income from operations		(16,656)	(324,704)	(12,290)
Interest income		164	78
Interest expense		0
Impairment loss on long-term investments		0
Income tax expense		0	(4,743)
Share of income (loss) on equity method investments		0
Net income		¥ (16,492)	¥ (329,369)	¥ (12,290)